Cash and cash equivalents (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Cash and cash equivalents
Short-term investments		$ 3,231,125		$ 4,796,554	$ 5,982,314
Cash in banks		4,612,927		1,061,150	963,162
Cash on hand		44,880		5,238	5,403
Restricted funds held in trust related to debt service reserves		91,040
Total cash and cash equivalents	$ 423,449	$ 7,979,972	$ 311,111	$ 5,862,942	$ 6,950,879	$ 7,071,251